Other Liabilities	12 Months Ended
Dec. 31, 2017
Other Liabilities [Abstract]
OTHER LIABILITIES

19. OTHER LIABILITIES

Other liabilities as of December 31, 2017 and 2016 consisted of:

	December 31,	December 31,
	2017	2016
Interest payable	$4,220,626	$332,178
Accruals	97,591	446,253
Other payables	297,802	218,206
Long-term debt	4,337,633	2,879,865
	$8,953,652	$3,876,502

On November 16, 2016, Feng Hui received a loan of $2,879,865 (RMB 20,000,000) from Urumqi High-speed Railway Hub Comprehensive Development & Construction Investment Co., Ltd. with maturity date of November 15, 2021 from November 16, 2016. The interest rate is 1% and the principal is due upon maturity.

On August 25, 2017, Feng Hui received a loan of $1,229,372 from Xinjiang software park Co., Ltd. with maturity date of August 24, 2022 from August, 2017. The interest rate is 1% and the principal is due upon maturity.